Cash and cash equivalents and investment securities (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Cash and Cash Equivalents

Million US dollar	31 December 2020	31 December 2019
Short-term bank deposits	3 319	2 236
Treasury Bills	6 800	—
Cash and bank accounts	5 132	5 002
Cash and cash equivalents	15 252	7 238

Bank overdrafts	(5)	(68)

	15 247	7 169